SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenue by Geographic Area

	Year ended December 31,
	2010	2011	2012
Hong Kong	$310,317,223	$636,898,061	$651,291,010
Mainland China, excluding Hong Kong	27,730,120	33,434,556	69,978,576
Others	8,291,399	3,923,273	3,975,652
Total	$346,338,742	$674,255,890	$725,245,238